Merger (Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2018
Business Acquisition [Line Items]
Acquiree's common shares outstanding		5,092,048	4,767,656
Fair value gain		$ 415,000
Goodwill		9,139,000	$ 5,448,000
Income/gain from unconsolidated subsidiary		296,000	167,000	$ 222,000
Gross amortized cost basis		$ 145,310,000	$ 155,956,000
Assumed tax rate		21.00%	34.00%	34.00%
Liverpool Community Bank [Member]
Business Acquisition [Line Items]
Acquisition date	Apr. 30, 2018
Business acquisition, name of acquired entity		Liverpool Community Bank
Total assets of acquiree	$ 45,360,000
Loans receivables of acquiree	32,091,000
Tangible common equity	$ 9,246,000
Number of acquiree's common shares owned					1,214
Percentage of equity interest in acquiree, before acquisition					39.16%
Acquiree's common shares outstanding					3,100
Percentage of equity interest acquired	60.84%
Juniata's basis in acquiree	$ 5,037,000
Fair value gain	415,000
Equity owned before acquisition	$ 4,622,000
Number of Juniata's share for each acquiree's share	202.6286
Per share price of acquiree's shares	$ 4,050.00
Number of shares issued upon the closing of acquisition	315,284
Fair value of shares issued for acquisition	$ 6,463,000
Closing stock price	$ 20.50
Cash paid for acquisition	$ 1,362,000
Step Two purchase price consideration	7,825,000
Juniata's Step One adjusted basis in acquiree	12,862,000
Goodwill	3,691,000
Core deposit intangible assets acquired	$ 289,000
Intangible assets amortization period	10 years
Income/gain from unconsolidated subsidiary		$ 296,000	$ 167,000
Gross amortized cost basis	$ 32,091,000
Merger related costs		884,000	13,000
Merger related tax expense (benefit)		$ (123,000)	$ (218,000)
Assumed tax rate		21.00%	21.00%
Maximum [Member] | Liverpool Community Bank [Member]
Business Acquisition [Line Items]
Percentage of outstanding common stock to be purchased for cash	20.00%
Minimum [Member] | Liverpool Community Bank [Member]
Business Acquisition [Line Items]
Percentage of outstanding common stock to be purchased for cash	15.00%